CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 138,907	$ 42,349
Restricted cash	1,995	4,654
Trade accounts receivable, net	35,408	26,160
Inventories	1,030	1,017
Deferred income taxes	21,056	25,058
Prepaid expenses	6,946	5,927
Other current assets	5,926	5,416
Total current assets	211,268	110,581
Non-current restricted cash	16,160	1,054
Property and equipment, net	18,000	15,294
Deferred income taxes	26,813	33,820
Intangible assets, net	121,835	59,577
Goodwill	245,369	84,843
Investment	160	160
Other assets	7,484	1,453
Total assets	647,089	306,782
Current liabilities:
Accounts payable	13,603	11,356
Accrued compensation and benefits	16,544	18,245
Accrued expenses and other current liabilities	53,098	31,569
Current portion of long-term debt	2,300
Income taxes payable	2,724	4,680
Deferred tax liabilities	568	163
Deferred revenue	166,815	164,136
Total current liabilities	255,652	230,149
Long-term debt, less current portion	222,625	30,000
Deferred revenue, less current portion	34,028	33,050
Deferred tax liabilities	25,613	342
Other non-current liabilities	31,974	4,075
Total liabilities	569,892	297,616
Commitments and contingencies (Note 19)
Redeemable noncontrolling interest	40,040
Shareholders' equity
Ordinary shares (par value: €0.01; 54,763,151 Ordinary shares issued and 53,150,630 Ordinary shares outstanding at December 31, 2013 and 54,763,151 Ordinary shares issued and 51,641,505 Ordinary shares outstanding at December 31, 2014)	727	727
Distributions in excess of capital	(122,560)	(128,809)
Treasury shares	(60,858)	(33,179)
Accumulated other comprehensive loss	(12,814)	(8,343)
Retained earnings	232,662	178,770
Total shareholders' equity	37,157	9,166
Total liabilities and shareholders' equity	$ 647,089	$ 306,782